UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-8943

Name of Fund:  Legg Mason Light Street Trust, Inc.

Fund Address:  100 Light Street
                   Baltimore, MD  21202

Name and address of agent for service:
        Mark R. Fetting, President, Legg Mason Light Street Trust, Inc. 100 Light Street
        Baltimore, MD 21202.

Registrant's telephone number, including area code:  (410) 539-0000

Date of fiscal year end:  October 31, 2003

Date of reporting period:  April 30, 2003

Item 1 - Report to Shareholders

                                      SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                      April 30, 2003
                                      Institutional Class

       Legg Mason
       -------------------------------------------------------------------------
       CLASSIC VALUATION FUND

                 ---------------------------------------------------------------

                 ---------------------------------------------------------------

                                                         [LEGG MASON FUNDS LOGO]







To Our Shareholders,

  We are pleased to provide you with Legg Mason Classic Valuation Fund's semi-annual report for the six months ended April 30, 2003.

  The following table summarizes key statistics for the Institutional Class of shares of the Fund, as of April 30, 2003:



                                                         Total Returns(A)
                                                   -----------------------------
                                                   3 Months            12 Months
                                                   --------            ---------


Classic Valuation Fund Institutional Class          +8.39%              -23.77%
S&P 500 Stock Composite Index(B)                    +7.65%              -13.31%


  On the following pages, the portfolio managers for the Fund review the portfolio's structure and investment philosophy, and comment on the outlook for the Fund. As always, historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

                                          Sincerely,

                                          /S/ MARK R. FETTING

                                          Mark R. Fetting
                                          President

May 28, 2003

---------------

(A) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid.

(B) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.




Portfolio Managers' Comments

Legg Mason Classic Valuation Fund

  While few things are ever certain, the mood of the equity markets does appear to have turned incrementally positive from last summer's manic depression. The Classic Valuation Fund generally benefited from this sentiment shift. As the 2002 headwind of pessimism shifted around to our stern, low expectations holdings throughout the portfolio began to act lively. In particular, our overweight position in securities considered to be in distress has begun to pay us back for their negative contribution of the first three quarters of 2002. For the six months ended April 30, 2003, the Fund posted a return of +9.16%, relative to the +5.25% posted by the Russell 1000 Value Index(A) and +4.48% logged by the S&P 500.(B)

  From a stock selection standpoint, the Fund is materially benefiting from last year's dollar cost averaging into stocks considered too scary by others. We prefer to call them extremely low expectations opportunities. For example, Williams Companies was viewed as destined for the morgue, but steady signs of life have now given way to analysts' reports heralding growing earnings visibility. This stock alone added two percentage points of performance to the Fund, thanks to dollar cost averaging. Now that Enron is only a memory and power and gas prices are returning to break-even ranges, our sense is that this group is well past its nadir. We believe the recovery trend in this industry and its stocks is relatively immature.

  Distress was, of course, not limited to the utility sector. A similar recovery occurred in the tech sector, led by price increases of near 150% to 190% in billing software leader Amdocs and fiber optic and flat panel producer Corning, respectively. Last fall, both companies were the subject of a steady diet of negative "press" from the super-confident hedge funds and from the Street analysts whose directional independence most accurately resembles that of seaweed. We continue to look for and hold tech stocks which either produce healthy cash flow streams like Amdocs, or are leaders in their fields which have reduced their cost structures to the point of profitability and have high leverage to an eventual demand recovery. Names like Seagate, 3Com, Agilent and Computer Associates typify this group.

  Today we are tracking the emergence of several catalysts or opportunities that encompass one company or a small group of pure play companies. We're seeing possible signs of positive inflection developments in medical malpractice, asbestos, and even money management. The last one is of course near and dear, but also a business we know well. We're now anniversarying three years of negative markets for the average equity manager. So, just as investors have become trained that this is now a terminal downhill ride, equity markets appear to be improving, signaling a turn in some money managers' fundamental revenue and earnings prospects. Alliance Capital is as close as we're going to get to a pure play on this dysfunction. With 65% of cash flows coming from equities and a big slug of that from growth, Alliance Capital has been a big disappointment to investors. But now, with equity markets up significantly this quarter, and bonds not down, the prospects have brightened considerably. Amazingly, analysts' reports are still focused on the first quarter being yet again down. In a business dependant on the markets, we cannot think of a more useless pursuit for analysts than to stare at a quarter's market performance -- particularly an historical one. The near universal pessimism of analysts and investors gives us cause for confidence in this stock. We routinely attempt to have our Fund benefit from pessimism that is undue and exaggerated by crowd behavior.

                                          Tony Hitschler, CFA
                                          Alec Cutler, CFA
                                          Scott Kuensell, CFA

May 15, 2003
DJIA 8713.14

  The views expressed in this commentary reflect those of the portfolio managers as of the date of this commentary. Any such views are subject to change at any time based on market or other conditions, and the Legg Mason Classic Valuation Fund and Legg Mason Wood Walker, Incorporated disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions for the Legg Mason Funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any Legg Mason Fund.

---------------

(A) Measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
(B) An unmanaged index of widely held common stocks, generally considered representative of the U.S. stock market.

2




Performance Information

Legg Mason Classic Valuation Fund

Total Returns for One Year and Life of Class, as of April 30, 2003

  The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in a fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders. Performance would have been lower if fees had not been waived in various periods.

  The Classic Valuation Fund offers two classes of shares: Primary Class and Institutional Class. Information about the Primary Class, offered to retail investors, is contained in a separate report to its shareholders.

  The Fund's total returns as of April 30, 2003, were as follows:




Average Annual Total Return
  Institutional Class:
    One Year                   -23.77%
    Life of Class(A)           -14.06%

Cumulative Total Return
  Institutional Class:
    One Year                   -23.77%
    Life of Class(A)           -23.83%


---------------
(A) The inception date of the Institutional Class is July 13, 2001.

                                                                               3




Selected Portfolio Performance for the Six Months Ended April 30, 2003(B)



              Strongest performers(C)
----------------------------------------------------


 1.  The Williams Companies, Inc.           +272.4%


 2.  Corning Incorporated                   +189.8%


 3.  Calpine Corporation                    +168.5%


 4.  Amdocs Limited                         +153.0%


 5.  J.P. Morgan Chase & Co.                 +45.3%


 6.  JDS Uniphase Corporation                +43.5%





Weakest performers(C)
----------------------------------------------------


 1.  Northrop Grumman Corporation            -14.0%


 2.  Transocean Sedco Forex Inc.             -13.3%


 3.  Berkshire Hathaway Inc. - Class B        -5.2%


 4.  Tidewater Inc.                           -3.5%


 5.  Del Monte Foods Company                  -0.6%


 6.  SUPERVALU INC.                           -0.2%



Portfolio Changes Since October 31, 2002



                  Securities added
----------------------------------------------------


Allegheny Energy, Inc.


Alliance Capital Management Holding L.P.


Circuit City Stores, Inc.


Comcast Corporation - Class A


CSX Corporation


Liberty Media Corporation


Sara Lee Corporation


Seagate Technology


The Boeing Company


The Home Depot, Inc.


The Interpublic Group of Companies, Inc.


United Technologies Corporation


USA Interactive
















Securities sold
----------------------------------------------------


Air Products and Chemicals, Inc.


AT&T Corp.


CIGNA Corporation


Federated Department Stores, Inc.


Genuine Parts Company


Genzyme Corporation


IDT Corporation


Lehman Brothers Holdings Inc.


Micron Technology, Inc.


Novartis AG - ADR


Old Republic International Corporation


Reinsurance Group of America, Incorporated


Schering-Plough Corporation


Sprint Corporation


Stillwater Mining Company


Travelers Property Casualty Corp. - Class B


UnumProvident Corporation


Verizon Communications Inc.


Visteon Corporation


Winn-Dixie Stores, Inc.



---------------

(B ) Individual security performance is measured by the change in the security's price; for stocks, dividends are assumed to be reinvested at the time they are paid.
(C ) Securities held for the entire period.

4




Statement of Net Assets

April 30, 2003 (Unaudited)
(Amounts in Thousands)

Legg Mason Classic Valuation Fund



                                                              Shares/Par                    Value

--------------------------------------------------------------------------------------------------

Common Stock and Equity Interests -- 96.1%


Consumer Discretionary -- 18.8%
  Hotels, Restaurants and Leisure -- 2.4%
  Carnival Corporation                                               45                    $ 1,252
                                                                                           -------
  Household Durables -- 0.9%
  Koninklijke (Royal) Philips Electronics N.V. - ADR                 24                        441
                                                                                           -------
  Internet and Catalog Retail -- 1.2%
  USA Interactive                                                    20                        599(A)
                                                                                           -------
  Media -- 9.5%
  Comcast Corporation - Class A                                      53                      1,679(A)
  Liberty Media Corporation                                         100                      1,100(A)
  The Interpublic Group of Companies, Inc.                           50                        570
  The Walt Disney Company                                            80                      1,495
                                                                                           -------
                                                                                             4,844
                                                                                           -------
  Multiline Retail -- 2.2%
  Sears, Roebuck and Co.                                             40                      1,134
                                                                                           -------
  Specialty Retail -- 2.6%
  Circuit City Stores, Inc.                                          35                        201
  The Home Depot, Inc.                                               40                      1,125
                                                                                           -------
                                                                                             1,326
                                                                                           -------
Consumer Staples -- 8.2%
  Food and Drug Retailing -- 3.0%
  SUPERVALU INC.                                                     93                      1,530
                                                                                           -------
  Food Products -- 5.2%
  Del Monte Foods Company                                           250                      1,988(A)
  Sara Lee Corporation                                               40                        671
                                                                                           -------
                                                                                             2,659
                                                                                           -------
Energy -- 8.3%
  Energy Equipment and Services -- 5.4%
  Halliburton Company                                                44                        951
  Tidewater Inc.                                                     42                      1,135
  Transocean Sedco Forex Inc.                                        35                        661(A)
                                                                                           -------
                                                                                             2,747
                                                                                           -------
  Oil and Gas -- 2.9%
  Anadarko Petroleum Corporation                                     13                        586
  ConocoPhillips                                                     18                        894
                                                                                           -------
                                                                                             1,480
                                                                                           -------

                                                                               5




                                                              Shares/Par                    Value

--------------------------------------------------------------------------------------------------

Financials -- 19.4%
  Banks -- 3.0%
  U.S. Bancorp                                                       47                    $ 1,034
  Wachovia Corporation                                               13                        493
                                                                                           -------
                                                                                             1,527
                                                                                           -------
  Diversified Financials -- 7.2%
  Citigroup Inc.                                                     30                      1,177
  Fannie Mae                                                         15                      1,086
  J.P. Morgan Chase & Co.                                            47                      1,385
                                                                                           -------
                                                                                             3,648
                                                                                           -------
  Insurance -- 6.6%
  Berkshire Hathaway Inc. - Class B                                   0                      1,050(A)
  Nationwide Financial Services, Inc.                                19                        524
  Platinum Underwriters Holdings, Ltd.                               41                      1,092
  Travelers Property Casualty Corp. - Class A                        45                        727
                                                                                           -------
                                                                                             3,393
                                                                                           -------
  Investment Banking/Brokerage -- 2.3%
  The Goldman Sachs Group, Inc.                                      16                      1,184
                                                                                           -------
  Investment Management -- 0.3%
  Alliance Capital Management Holding L.P.                            5                        153
                                                                                           -------
Health Care -- 6.9%
  Health Care Providers and Services -- 1.1%
  PacifiCare Health Systems, Inc.                                    18                        564(A)
                                                                                           -------
  Pharmaceuticals -- 5.8%
  Bristol-Myers Squibb Company                                       52                      1,326
  Merck & Co., Inc.                                                  28                      1,646
                                                                                           -------
                                                                                             2,972
                                                                                           -------
Industrials -- 11.3%
  Aerospace/Defense -- 9.8%
  Northrop Grumman Corporation                                       19                      1,671
  Raytheon Company                                                   60                      1,793
  The Boeing Company                                                 22                        600
  United Technologies Corporation                                    15                        927
                                                                                           -------
                                                                                             4,991
                                                                                           -------
  Road and Rail -- 1.5%
  CSX Corporation                                                    24                        768
                                                                                           -------
Information Technology -- 11.0%
  Communications Equipment -- 2.2%
  Corning Incorporated                                              104                        561(A)
  JDS Uniphase Corporation                                           73                        234(A)
  3Com Corporation                                                   61                        318(A)
                                                                                           -------
                                                                                             1,113
                                                                                           -------


6




Statement of Net Assets -- Continued

Legg Mason Classic Valuation Fund -- Continued



                                                              Shares/Par                    Value

--------------------------------------------------------------------------------------------------

Information Technology -- Continued
  Computers and Peripherals -- 2.0%
  Electronics for Imaging, Inc.                                      27                    $   511(A)
  Seagate Technology                                                 42                        504(A)
                                                                                           -------
                                                                                             1,015
                                                                                           -------
  Electronics (Instrumentation) -- 1.9%
  Agilent Technologies, Inc.                                         60                        961(A)
                                                                                           -------
  IT Consulting and Services -- 1.4%
  Electronic Data Systems Corporation                                40                        726
                                                                                           -------
  Software -- 3.5%
  Amdocs Limited                                                     56                        980(A)
  Computer Associates International, Inc.                            49                        791
                                                                                           -------
                                                                                             1,771
                                                                                           -------
Materials -- 5.9%
  Chemicals -- 1.1%
  Lyondell Chemical Company                                          37                        544
                                                                                           -------
  Metals and Mining -- 4.8%
  Alcoa Inc.                                                         40                        910
  Arch Coal, Inc.                                                    41                        738
  United States Steel Corporation                                    57                        813
                                                                                           -------
                                                                                             2,461
                                                                                           -------
Utilities -- 6.3%
  Electric Utilities -- 3.6%
  Allegheny Energy, Inc.                                             60                        498
  Calpine Corporation                                                66                        354(A)
  PG&E Corporation                                                   63                        948(A)
                                                                                           -------
                                                                                             1,800
                                                                                           -------
  Gas and Pipeline Utilities -- 0.9%
  El Paso Corporation                                                61                        455
                                                                                           -------
  Multi-Utilities -- 1.8%
  The Williams Companies, Inc.                                      133                        927
                                                                                           -------
Total Common Stock and Equity Interests (Identified
  Cost -- $51,841)                                                                          48,985
--------------------------------------------------------------------------------------------------


                                                                               7






                                                              Shares/Par                    Value

--------------------------------------------------------------------------------------------------

Preferred Stocks -- 3.4%


  Automobiles -- 1.1%
  Ford Motor Company Capital Trust, Cv., 6.5%                        13                    $   570
                                                                                           -------
  Specialty Retail -- 2.3%
  Toys "R" Us, Inc., Cv., 6.25%                                      33                      1,141
                                                                                           -------
Total Preferred Stocks (Identified Cost -- $2,395)                                           1,711
--------------------------------------------------------------------------------------------------
Total Investments -- 99.5% (Identified Cost -- $54,236)                                     50,696
Other Assets Less Liabilities -- 0.5%                                                          257
                                                                                           -------

Net assets consist of:
Accumulated paid-in capital applicable to:
  5,558 Primary Class shares outstanding                       $ 69,744
     21 Institutional Class shares outstanding                      217
Accumulated net investment income/(loss)                             14
Accumulated net realized gain/(loss) on investments and
  foreign currency transactions                                 (15,482)
Unrealized appreciation/(depreciation) of investments and
  foreign currency translations                                  (3,540)
                                                               --------

Net assets -- 100.0%                                                                       $50,953
                                                                                           =======

Net asset value per share:


  Primary Class                                                                              $9.13
                                                                                           =======
  Institutional Class                                                                        $9.30
                                                                                           =======
--------------------------------------------------------------------------------------------------


(A) Non-income producing.

See notes to financial statements.

8




Statement of Operations

For the Six Months Ended April 30, 2003
(Amounts in Thousands) (Unaudited)

Legg Mason Classic Valuation Fund



-------------------------------------------------------------------------------------------------
Investment Income:
Dividends                                                     $   525(A)
Interest                                                            4
                                                              -------
      Total income                                                                        $  529

Expenses:

Management fee                                                    195
Distribution and service fees                                     259(B)
Audit and legal fees                                               20
Custodian fee                                                      32
Directors' fees                                                     6
Registration expense                                               16
Reports to shareholders                                            20
Transfer agent and shareholder servicing expense:
  Primary Class                                                    26
  Institutional Class                                            N.M.
Other expenses                                                     10
                                                              -------
                                                                  584
      Less fees waived                                            (69)
                                                              -------
      Total expenses, net of waivers                                                         515
                                                                                          ------
Net Investment Income/(Loss)                                                                  14

Net Realized and Unrealized Gain/(Loss) on Investments:

Realized gain/(loss) on investments and foreign currency
  transactions                                                 (6,081)

Change in unrealized appreciation/(depreciation) of
  investments and foreign currency translations                10,053
                                                              -------

Net Realized and Unrealized Gain/(Loss) on Investments                                     3,972
-------------------------------------------------------------------------------------------------
Change in Net Assets Resulting From Operations                                            $3,986
-------------------------------------------------------------------------------------------------


(A) Net of foreign taxes withheld of $1.

(B) See Note 1 to financial statements.

N.M. -- Not meaningful.

See notes to financial statements.

                                                                               9




Statement of Changes in Net Assets

(Amounts in Thousands)

Legg Mason Classic Valuation Fund



                                                                 For the
                                                                Six Months       For the
                                                                  Ended        Year Ended
                                                                 4/30/03        10/31/02
------------------------------------------------------------------------------------------
                                                               (Unaudited)


Change in Net Assets:

Net investment income/(loss)                                     $     14       $    (75)

Net realized gain/(loss) on investments and foreign currency
  transactions                                                     (6,081)        (9,195)

Change in unrealized appreciation/(depreciation) of
  investments and foreign currency translations                    10,053        (11,432)
------------------------------------------------------------------------------------------
Change in net assets resulting from operations                      3,986        (20,702)

Change in net assets from Fund share transactions:
  Primary Class                                                   (10,050)        24,126
  Institutional Class                                                  48             52
------------------------------------------------------------------------------------------
Change in net assets                                               (6,016)         3,476

Net Assets:

Beginning of period                                                56,969         53,493
------------------------------------------------------------------------------------------
End of period                                                    $ 50,953       $ 56,969
------------------------------------------------------------------------------------------
Undistributed net investment income/(loss)                       $     14       $     --
------------------------------------------------------------------------------------------


See notes to financial statements.

10




Financial Highlights

Legg Mason Classic Valuation Fund

  Contained below is per share operating performance data for an Institutional Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.



                                                                 Six Months
                                                                    Ended               Years Ended October 31,
                                                                  April 30,       ------------------------------------
                                                                    2003               2002            2001(A)
----------------------------------------------------------------------------------------------------------------------
                                                                 (Unaudited)


Net asset value, beginning of period                              $8.52              $11.09           $12.21
                                                              --------------------------------------------------------
Investment operations:
  Net investment income/(loss)                                      .04(B)              .08(B)           --(B)
  Net realized and unrealized gain/(loss) on investments            .74               (2.65)           (1.12)
                                                              --------------------------------------------------------
  Total from investment operations                                  .78               (2.57)           (1.12)
                                                              --------------------------------------------------------
Net asset value, end of period                                    $9.30               $8.52           $11.09
                                                              --------------------------------------------------------
Ratios/supplemental data:
  Total return                                                     9.16%(C)          (23.17)%          (9.20)%(C)
  Expenses to average net assets                                    .98%(B,D)          1.00%(B)         1.00%(B,D)
  Net investment income/(loss) to average net assets               1.08%(B,D)           .94%(B)          .11%(B,D)
  Portfolio turnover rate                                         56.2%(D)            84.3%            64.9%(D)
  Net assets, end of period (in thousands)                      $195                $133             $113
----------------------------------------------------------------------------------------------------------------------


(A) For the period July 13, 2001 (commencement of operations) to October 31,
    2001.

(B) Net of fees waived by the adviser pursuant to a contractual expense limitation of 0.95% of average daily net assets until February 29, 2004. Prior to March 1, 2003 the contractual expense limitation was 1.00% of average daily net assets. If no fees had been waived by the adviser, the annualized ratio of expenses to average net assets would have been as follows: for the six months ended April 30, 2003, 1.23%; for the year ended October 31, 2002, 1.11%; and for the period ended October 31, 2001, 1.24%.

(C) Not annualized.

(D) Annualized.

See notes to financial statements.

                                                                              11




Notes to Financial Statements

Legg Mason Classic Valuation Fund
(Amounts in Thousands) (Unaudited)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

  The Legg Mason Light Street Trust, Inc. ("Corporation"), consisting of the Classic Valuation Fund ("Classic Valuation" or "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

  The Fund offers two classes of shares: Primary Class and Institutional Class. Information about the Primary Class is contained in a separate report to its shareholders. The income and expenses of the Fund are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution and service fees, which are charged only on Primary Class shares.

  Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

  Securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") which are valued in accordance with the NASDAQ official closing price. If no sales price is available, the security is valued at the mean between the latest bid and asked prices. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Security Transactions

  Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At April 30, 2003, receivables for securities sold and payables for securities purchased for the Fund were:



         Receivable for              Payable for
         Securities Sold         Securities Purchased
         --------------------------------------------


              $393                       $153


  For the six months ended April 30, 2003, security transactions (excluding short-term investments and U.S. government securities) were as follows:



         Purchases         Proceeds From Sales
         -------------------------------------


          $14,508                $24,260


Foreign Currency Translation

  Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars at the closing daily rate of exchange. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

  The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a

12




Notes to Financial Statements -- Continued

--------------------------------------------------------------------------------

possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Investment Income and Distributions to Shareholders

  Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized and included in interest income for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

2. Federal Income Taxes:

  No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements.

  The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. At April 30, 2003, the Fund had capital loss carryforwards of $27 expiring in 2008, $75 expiring in 2009, and $9,144 expiring in 2010.

3. Transactions With Affiliates:

  The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). For its services to the Fund, LMFA receives a fee, calculated daily and payable monthly. The annual management fee rates and fees payable are provided in the chart below:



                                                       Six Months Ended
                                                        April 30, 2003
                                                       ----------------         At April 30, 2003
                                                          Management            -----------------
Management Fee            Asset Breakpoint              Fees Waived(A)             Management
                                                                                  Fees Payable
-------------------------------------------------------------------------------------------------


    0.75%                  $0 - $1 billion                   $64                      $259
    0.65%              in excess of $1 billion


  Under the terms of the agreement, LMFA is required to bear any expenses, including organization costs, through the expiration dates set forth below, which would cause the Fund's ratio of expenses to average net assets to exceed a certain set percentage as described below ("percentage"). Thereafter, the Fund is required to reimburse LMFA for such expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Fund's ratio of expenses to average net assets to exceed the percentage.

  LMFA has agreed to waive its fees in any month to the extent the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates.

  Effective March 1, 2003, the Fund's expense limitation was decreased to 1.95% from 2.00% for the Primary Class and to 0.95% from 1.00% for the Institutional Class. The new expense limitations are effective through February 29, 2004.

  Brandywine Asset Management, LLC ("Brandywine") serves as investment adviser to the Fund and is responsible for the actual investment activity of the Fund. LMFA (not the Fund) pays Brandywine a fee, computed daily and

---------------
(A) Subject to repayment.

                                                                              13




--------------------------------------------------------------------------------

payable monthly, at an annual rate of 60% of the fee it receives from the Fund. Fees paid to Brandywine are net of any waivers.

  Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor for the Fund. Legg Mason receives an annual distribution fee and an annual service fee based on the Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:



                                                               Six Months Ended
                                                                April 30, 2003
                                                           ------------------------            At April 30, 2003
                      Distribution         Service         Distribution and Service         ------------------------
                          Fee                Fee                Fees Waived(A)              Distribution and Service
                                                                                                  Fees Payable
--------------------------------------------------------------------------------------------------------------------


Primary Class            0.75%              0.25%                     $5                              $68


  Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by the Fund to LMFA or Legg Mason to the extent that, from time to time during the next three fiscal years, the repayment will not cause the Fund's expenses to exceed the limit, if any, imposed by LMFA at that time.

  No brokerage commissions were paid by the Fund to Legg Mason or its affiliates during the six months ended April 30, 2003.

  LM Fund Services, Inc., a registered transfer agent, also has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LM Fund Services, Inc. $9 for the six months ended April 30, 2003.

  LMFA, Brandywine, Legg Mason and LM Fund Services, Inc. are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

  The Fund, along with certain other Legg Mason Funds, participates in a $300 million line of credit ("Credit Agreement") to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. For the six months ended April 30, 2003, the Fund made no borrowings under the Credit Agreement.

5. Fund Share Transactions:

  At April 30, 2003, there were 100,000 shares authorized at $.001 par value for each of the Primary and Institutional Classes of the Fund. Share transactions were as follows:



                                                         Reinvestment
                                          Sold         of Distributions
                                    ----------------   -----------------
                                    Shares   Amount    Shares    Amount
------------------------------------------------------------------------


-- Primary Class
  Six Months Ended April 30, 2003     896    $ 7,827     --       $ --
  Year Ended October 31, 2002       3,573     40,472     --         --
-- Institutional Class
  Six Months Ended April 30, 2003       6    $    54     --       $ --
  Year Ended October 31, 2002           6         56     --         --
------------------------------------------------------------------------


14




Notes to Financial Statements -- Continued

--------------------------------------------------------------------------------



                                       Repurchased         Net Change
                                    -----------------   -----------------
                                    Shares    Amount    Shares    Amount

-------------------------------------------------------------------------

-- Primary Class
  Six Months Ended April 30, 2003   (2,091)  $(17,877)  (1,195)  $(10,050)
  Year Ended October 31, 2002       (1,650)   (16,346)   1,923     24,126
-- Institutional Class
  Six Months Ended April 30, 2003       (1)  $     (6)       5   $     48
  Year Ended October 31, 2002           --         (4)       6         52
-------------------------------------------------------------------------


                                                                              15




                                                                      Investment
                                        Manager

                                        Legg Mason Fund Adviser, Inc.
                                        Baltimore, MD

                                                                      Investment
                                        Adviser

                                        Brandywine Asset Management, LLC
                                        Wilmington, DE
                                                                           Board
                                        of Directors

                                        John F. Curley, Jr., Chairman
                                        Mark R. Fetting, President
                                        Richard G. Gilmore
                                        Arnold L. Lehman
                                        Robin J.W. Masters
                                        Dr. Jill E. McGovern
                                        Arthur S. Mehlman
                                        G. Peter O'Brien
                                        S. Ford Rowan

                                                                        Transfer
                                        and Shareholder Servicing Agent

                                        Boston Financial Data Services
                                        Braintree, MA

                                                                       Custodian

                                        State Street Bank & Trust Company
                                        Boston, MA

                                                                         Counsel

                                        Kirkpatrick & Lockhart LLP
                                        Washington, DC

                                                                     Independent
                                        Accountants

                                        PricewaterhouseCoopers LLP
                                        Baltimore, MD

    This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
                        Member NYSE, Inc. - Member SIPC
                    ---------------------------------------

                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 - 539 - 0000

6/03



Item 2 - Code of Ethics

Did the registrant adopt a code of ethics, as of the end of the period covered by this report, which applies to the registrant's principal executive officer, principal financial officer, principle accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State if the code of ethics, including amendments and waivers are on a website and provide the website address. State if the registrant will send a copy of the code of ethics to shareholders at no charge upon request.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 3 - Audit Committee Financial Expert

Did the registrant's  board of directors  determine that the registrant  either:
(a) has at least one audit committee financial expert serving on its audit committee; or (b) does not have an audit committee financial expert serving on its audit committee? If yes, disclose the name of the financial expert and whether he/she is "independent." If no, explain why not.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

Item 4 - Principal Accounting Fees and Services

(a) Audit Fees - Disclose the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A

(b) Audit-Related Fees - Disclose the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

(c) Tax Fees - Disclose the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Describe the nature of the services comprising the fees disclosed under this category. N/A

(d) All Other Fees - Disclose the aggregate fees billed in each of the last two fiscal years for products or services provided by the principal accountant, other than the services reporting in paragraphs (a) through
         (c) of this Item. Describe the nature of the services comprising the fees disclosed under this category. N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A (2) Disclose the percentage of services described in each of paragraphs (a) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A

(h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

        (NOT REQUIRED UNTIL ANNUAL REPORT AFTER DECEMBER 15, 2003)

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures

For closed-end management investment companies, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, and those of the company's investment adviser; principal underwriter; or any affiliated person of the company, its investment adviser, or its principal underwriter.

               (NOT APPLICABLE)

Item 8 - Reserved

Item 9 - Controls and Procedures

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-1(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

         WITHIN 90 DAYS OF THE FILING DATE OF THIS FORM N-CSR, MARK FETTING, THE REGISTRANT'S PRESIDENT, AND MARIE KARPINSKI, THE REGISTRANT'S TREASURER, REVIEWED THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ("THE PROCEDURES") AND EVALUATED THEIR EFFECTIVENESS. BASED ON THEIR REVIEW, MR. FETTING AND MS. KARPINSKI DETERMINED THAT THE PROCEDURES ADEQUATELY ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN ITS PERIODIC REPORTS IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND REGULATIONS.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

         THERE WERE NO SIGNIFICANT CHANGES IN THE REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

Item 10 - Exhibits

(a) Attach code of ethics, amendments and waivers, that is subject to the disclosure required in Item 2, unless available on a website or offered to shareholders at no charge upon request.

             (NOT REQUIRED UNTIL ANNUAL REPORT AFTER JULY 15, 2003)

(b) Attach a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

        (ATTACHED)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By:  /s/ Mark R. Fetting
------------------------------------
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.

Date:  6/25/03


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ Mark R. Fetting
-----------------------------------
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.

Date:  6/25/03



By:  /s/ Marie K. Karpinski
------------------------------------
Marie K. Karpinski
Treasurer, Legg Mason Light Street Trust, Inc.

Date:  6/25/03